Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Inventory obsolescence	$ 554,000	$ (0)	$ 457,000
Raw Materials
Inventory [Line Items]
Inventory obsolescence	204,211	57,302	156,188
Work in Progress
Inventory [Line Items]
Inventory obsolescence	$ 349,623	$ 404,509	$ 301,215